Note 18. Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 18 - REGULATORY MATTERS

The Corporation (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation and Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Corporation and Bank meet all capital adequacy requirements to which they are subject.  Furthermore, the Board of Directors of the Bank has adopted a resolution to maintain Tier I capital at or above 8% of total assets.

As of December 31, 2011, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action.  To be categorized as “well capitalized”, an institution must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Bank is currently working with regulatory agencies to address certain regulatory matters resulting from the Bank’s most recent examination.  The management of the Bank is actively working towards achieving a resolution of any and all matters identified by the regulators during this examination and management does not believe that compliance with these issues will have a material adverse effect on the operations or financial condition of the Bank.

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2011 and 2010 are presented in the following table:

			Minimum capital		Minimum to be well capitalized under prompt corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011
Total Capital (to Risk-Weighted Assets) Consolidated	$62,785	15.3%	$32,870	> 8.0%	N/A	N/A
Bank	$60,201	14.7%	$32,701	> 8.0%	$40,876	10.0%
Tier I Capital (to Risk-Weighted Assets) Consolidated	$57,607	14.0%	$16,435	> 4.0%	N/A	N/A
Bank	$55,049	13.5%	$16,350	> 4.0%	$24,526	6.0%
Tier I Capital (to Average Assets) Consolidated	$57,607	10.0%	$23,101	> 4.0%	N/A	N/A
Bank	$55,049	9.5%	$23,073	> 4.0%	$28,841	5.0%

As of December 31, 2010
Total Capital (to Risk-Weighted Assets) Consolidated	$60,222	13.4%	$35,972	> 8.0%	N/A	N/A
Bank	$57,740	12.9%	$35,890	> 8.0%	$44,863	10.0%
Tier I Capital (to Risk-Weighted Assets) Consolidated	$54,572	12.1%	$17,986	> 4.0%	N/A	N/A
Bank	$52,103	11.6%	$17,945	> 4.0%	$26,918	6.0
Tier I Capital (to Average Assets) Consolidated	$54,572	9.0%	$24,338	> 4.0%	N/A	N/A
Bank	$52,103	8.6%	$24,311	> 4.0%	$30,388	5.0%

On a parent company only basis, the Corporation’s primary source of funds is dividends paid by the Bank.  The ability of the Bank to pay dividends is subject to limitations under various laws and regulations, and to prudent and sound banking principles.  Generally, subject to certain minimum capital requirements, the Bank may declare dividends without the approval of the State of Ohio Division of Financial Institutions, unless the total dividends in a calendar year exceed the total of the Bank’s net profits for the year combined with its retained profits of the two preceding years.